Fair Value Estimation - Summary of Changes in Level 3 Instruments of Short-term Investment (Details) - Level 3 - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Assets
Opening balance		¥ 13,068
Additions	¥ 41,000	42,500
Settlements	(41,140)	(55,706)
Investment income credited to profit or loss (Note 8)	¥ 140	¥ 138